Nature of Operations and Going Concern	12 Months Ended
May 31, 2012
Nature Of Operations And Going Concern
Nature of Operations and Going Concern

1.	NATURE OF OPERATIONS AND GOING CONCERN

Teryl Resources Corp. (the “Company”) is a public company incorporated in British Columbia on May 23, 1980 and changed to its current name on February 28, 1984. Its shares are listed on the TSX Venture Exchange (“TSX.V”). The Company is in the business of acquiring mineral properties and carries out exploration work. It also acquires oil and gas property interests and participates in drilling wells. The Company’s registered office is located at #240 – 11780, Hammersmith Way, Richmond, BC, V7A 5E9.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. Several adverse conditions cast substantial doubt on the validity of this assumption. The Company continues to incur operating losses, has limited financial resources, limited sources of operating cash flow, and no assurances that sufficient funding, including adequate financing, will be available to conduct further exploration and development of its mineral property projects.

The Company’s ability to continue as a going concern is dependent upon its ability to obtain the financing necessary to complete its mineral projects by issuance of share capital or through joint ventures, and to realize future profitable production or proceeds from the disposition of its natural resource interests. The Company has incurred an accumulated deficit of $12,234,099 (2011 - $11,467,769) as at May 31, 2012 and has incurred a loss of $766,330 in the year ended May 31, 2012 (2011 – $534,184). These consolidated financial statements do not include adjustments that would be necessary should it be determined that the Company may be unable to continue as a going concern.

If the going concern assumption was not appropriate for these consolidated financial statements, adjustments would be necessary in the carrying values of assets, liabilities, reported income and expenses and the balance sheet classifications used. Such adjustments could be material.